Schedule of Investments (unaudited) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.1%

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(a)(b)	309,827,230	$3,098

Energy Equipment & Services — 0.0%
McDermott International, Inc.(b)	10,754	624

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)	14,906	820

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(b)	114,650	73,376

Metals & Mining — 0.0%
Preferred Proppants LLC(a)(b)	12,198	48,792

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)	1,860	9,430

Software — 0.0%
Avaya Holdings Corp.(b)	66	534

Utilities — 0.1%
Texgen LLC(b)	8,431	261,361

Total Common Stocks — 0.1% (Cost — $4,672,559)		398,035

	Par (000)

Asset-Backed Securities — 0.3%
ALM XIV Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 3.36%, 10/15/29(c)(d)	USD 500	425,602
Gulf Stream Meridian 1 Ltd., Series 2020-IA(a)(c)(d):
Class A1, (3 mo. LIBOR US + 1.37%), 3.17%, 04/15/33	750	749,175
Class B, (3 mo. LIBOR US + 2.00%), 0.00%, 04/15/33	250	249,600

Total Asset-Backed Securities — 0.3% (Cost — $1,500,000)		1,424,377

Security	Par (000)		Value

Corporate Bonds — 1.1%

Aerospace & Defense — 0.3%
Wolverine Escrow LLC, 9.00%, 11/15/26(c)	USD	1,555	$1,263,438

Consumer Finance — 0.2%
Husky III Holding Ltd., (13.00% PIK), 13.00%, 02/15/25(c)(e)		905	664,704

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)		1,061	—

Media — 0.1%
Front Range BidCo, Inc., 6.13%, 03/01/28(c)		281	266,950

Metals & Mining — 0.1%
Freeport-McMoRan, Inc., 3.88%, 03/15/23		625	590,625

Software — 0.4%
Castle US Holding Corp., 9.50%, 02/15/28(c)		733	696,350
Infor US, Inc., 6.50%, 05/15/22		1,176	1,155,420

			1,851,770

Technology Hardware, Storage & Peripherals — 0.0%
Presidio Holdings, Inc., 8.25%, 02/01/28(c)		125	110,156

Total Corporate Bonds — 1.1% (Cost — $5,368,964)			4,747,643

Floating Rate Loan Interests(d) — 138.6%

Aerospace & Defense — 3.4%
Arconic Rolled Products Corp., Term Loan B, 02/04/27(a)(f)		692	622,801
Bleriot US Bidco, Inc.,(a):
Delayed Draw Term Loan, (3 mo. LIBOR + 4.75%), 7.00%, 10/31/26		130	114,666
Term Loan B, (3 mo. LIBOR + 4.75%), 6.20%, 10/31/26		834	733,862
Dynasty Acquisition Co., Inc. :
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.95%, 04/06/26		2,568	2,031,647
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.95%, 04/06/26		4,776	3,778,864
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 6.44%, 04/09/26(a)		786	605,266

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Aerospace & Defense (continued)
TransDigm, Inc. :
2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25	USD	6,237	$5,659,967
2020 Term Loan G, (1 mo. LIBOR + 2.25%), 3.24%, 08/22/24		756	700,239

			14,247,312

Air Freight & Logistics — 0.6%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		3,187	2,422,130

Airlines — 0.6%
American Airlines, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.69%, 01/29/27		392	317,855
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.70%, 12/14/23		1,833	1,439,239
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.94%, 04/28/23		1,079	871,278

			2,628,372

Auto Components — 2.4%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 4.44%, 04/30/26(a)		6,458	5,877,094
USI, Inc. :
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.99%, 05/16/24		3,838	3,493,021
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 12/02/26		219	196,041
Wand NewCo 3, Inc., 2020 Term Loan, (6 mo. LIBOR + 3.00%), 4.07%, 02/05/26		932	829,341

			10,395,497

Banks — 0.7%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 11/01/24		3,307	2,836,137

Building Materials — 0.9%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 07/12/26		4,043	3,719,192

Building Products — 1.2%
CPG International, Inc., 2017 Term Loan, 05/05/24(f)		1,687	1,399,401

Security	Par (000)		Value

Building Products (continued)
LSF10 XL Bidco SCA, EUR Term Loan B3, (3 mo. LIBOR + 4.00%), 4.00%, 10/12/26	EUR	1,000	$816,146
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.71%, 12/19/23(a)	USD	3,413	2,730,304

			4,945,851

Capital Markets — 2.2%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/13/25(a)		3,474	3,404,986
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 12/27/22		920	880,877
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.86%, 04/12/24(a)		1,259	1,095,584
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 4.25%, 06/03/26		2,378	1,965,608
Travelport Finance (Luxembourg) Sarl :
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 10.07%, 05/28/27		1,145	362,587
2019 Term Loan, (3 mo. LIBOR + 5.00%), 6.07%, 05/29/26		2,612	1,672,865

			9,382,507

Chemicals — 4.7%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 01/31/24(a)		3,366	3,063,204
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.70%, 08/27/26(a)		2,585	2,171,478
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.20%, 06/01/24(a)		1,876	1,754,009
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		2,894	2,445,075
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 05/16/24		618	534,329
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 04/03/25 (a)		654	595,267
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, 06/28/24(f)		1,170	990,973

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24(a)	USD	1,255	$979,017
Invictus US LLC :
1st Lien Term Loan, (6 mo. LIBOR + 3.00%), 4.78%, 03/28/25		1,043	806,598
2nd Lien Term Loan, (6 mo. LIBOR + 6.75%), 8.53%, 03/30/26(a)		430	301,000
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.95%, 03/02/26		2,883	2,548,775
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/15/24		1,057	849,468
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.94%, 10/14/24		3,377	2,752,646
Tata Chemicals North America, Inc., Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.38%, 08/07/20		422	381,901

			20,173,740

Commercial Services & Supplies — 7.6%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 2.89%, 11/10/23		3,082	3,038,128
Aramark Services, Inc. :
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 03/11/25		274	254,712
2019 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 01/15/27(a)		624	577,200
Asurion LLC :
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.49%, 08/04/25		1,882	1,714,972
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.99%, 11/03/23		2,944	2,796,724
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.99%, 11/03/24(a)		1,159	1,095,586
Creative Artists Agency LLC, 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 11/26/26		3,191	2,760,217
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 12/12/25		2,352	1,905,205
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 09/06/24		1,378	1,019,971
Energy Solutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.20%, 05/09/25(a)		574	493,451
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		469	452,865

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.46%, 11/03/23	USD	462	$278,230
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(a)		1,003	922,486
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.61%, 09/23/26		2,185	1,951,105
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/01/24		4,735	4,213,757
Verisure Holding AB, EUR Term Loan B1E, (3 mo. LIBOR + 3.00%), 3.00%, 10/20/22	EUR	1,000	1,039,483
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/27/25(a)	USD	5,906	5,552,082
West Corp., 2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 10/10/24		3,229	2,408,261

			32,474,435

Communications Equipment — 0.3%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		1,420	1,334,550

Construction & Engineering — 1.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.70%, 06/21/24		3,045	2,420,563
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25		448	378,693
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25		2,254	1,898,871
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/08/23		332	278,815

			4,976,942

Construction Materials — 2.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.99%, 01/15/27(a)		2,348	2,207,515
Core & Main LP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.33%, 08/01/24		4,991	4,379,355
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 03/29/25		3,091	2,670,066

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials (continued)
Forterra Finance LLC, 2017 Term Loan B, 10/25/23(f)	USD	1,603	$1,319,962
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 08/13/25		802	691,620
Tamko Building Products, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/29/26(a)		728	676,795

			11,945,313

Containers & Packaging — 2.4%
Berry Global, Inc. :
2019 Term Loan Y, (1 mo. LIBOR + 2.00%), 2.86%, 07/01/26		1,557	1,471,250
Term Loan W, (3 mo. LIBOR + 2.00%), 2.86%, 10/01/22		4,782	4,553,092
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.08%, 04/03/24		2,436	1,974,635
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.58%, 12/29/23(a)		1,791	1,620,904
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 08/01/26(a)		834	721,332

			10,341,213

Distributors — 0.5%
TriMark USA LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50%), 4.58%, 08/28/24		3,128	1,946,870

Diversified Consumer Services — 4.3%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 02/01/27		554	509,680
APX Group, Inc., 2020 Term Loan, (2 mo. LIBOR + 5.00%), 6.70%, 12/31/25		387	316,506
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		1,576	1,397,105
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		3,038	2,334,240
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 11/07/23		1,535	1,454,079
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 07/11/25		2,907	2,369,399

Security	Par (000)		Value

Diversified Consumer Services (continued)
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 2.95%, 05/15/24	USD	1,154	$1,038,491
Serta Simmons Bedding LLC :
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/08/23		943	370,114
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 11/08/24		126	27,718
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.09%, 11/14/22		4,696	4,167,646
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/19/26		2,236	2,023,594
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/13/23		2,666	2,474,357

			18,482,929

Diversified Financial Services — 4.8%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 5.99%, 08/01/26		3,040	2,236,960
AlixPartners LLP, 2017 Term Loan B, 04/04/24(f)		4,484	4,271,275
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 7.18%, 11/18/24		1,064	867,146
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 03/05/27(a)(f)		2,552	2,143,563
EG Finco Ltd., 2018 Term Loan, (6 mo. LIBOR + 4.00%), 5.07%, 02/07/25		1,169	847,244
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,721	1,163,650
Knowlton Development Corp., Inc., 2020 Term Loan B, 12/22/25(f)		2,161	1,829,411
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 09/06/25		576	422,106
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 3.43%, 01/23/25		1,567	1,320,581
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.70%, 07/30/25(a)		1,270	1,053,994

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 07/26/26(a)	USD	605	$526,315
VS Buyer LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 4.86%, 02/28/27(a)		2,129	2,033,195
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 3.20%, 04/30/28(a)		1,617	1,519,980

			20,235,420

Diversified Telecommunication Services — 4.5%
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		1,441	1,244,193
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 03/01/27		1,931	1,795,687
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		2,208	1,932,133
TDC A/S, Term Loan, (1 mo. LIBOR + 3.00%), 3.00%, 06/04/25	EUR	819	844,985
Virgin Media Investment Holdings Ltd., Term Loan L, (1 mo. LIBOR + 3.25%), 3.50%, 01/15/27	GBP	1,000	1,113,232
Zayo Group Holdings, Inc., USD Term Loan, 03/09/27(a)(f)	USD	12,967	12,188,802

			19,119,032

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)(b)(g)		1,710	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 12/31/25		4	3,717

			3,717

Electrical Equipment — 0.8%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		3,808	3,282,515

Energy Equipment & Services — 0.5%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25(a)		1,597	1,373,804

Security		Par (000)	Value

Energy Equipment & Services (continued)
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(a)	USD	845	$794,300

			2,168,104

Equity Real Estate Investment Trusts (REITs) — 2.3%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.26%, 08/09/26(a)		1,610	1,239,673
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 08/21/25		3,111	2,714,087
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 01/02/26		979	920,061
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 05/11/24		1,055	933,587
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 2.67%, 12/20/24		4,359	3,994,379

			9,801,787

Food & Staples Retailing — 1.6%
BCPE Empire Holdings, Inc. :
2019 Delayed Draw Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 06/11/26		209	148,664
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 06/11/26		1,060	932,403
Hearthside Food Solutions LLC :
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 05/23/25		2,063	1,745,451
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 4.68%, 05/23/25		847	702,715
US Foods, Inc. :
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 2.82%, 06/27/23		2,646	2,438,883
2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 09/13/26		927	841,807

			6,809,923

Food Products — 3.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.30%, 10/01/25		657	597,062
B&G Foods, Inc., 2019 Term Loan B4, 10/10/26(f)		165	152,958
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		4,243	3,765,608

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Froneri International Ltd.(a):
2020 USD 2nd Lien Term Loan, (6 mo. LIBOR + 5.75%), 6.74%, 01/29/28	USD	224	$201,600
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 3.24%, 01/29/27		5,215	4,941,212
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%), 4.01%, 08/03/25		171	158,175
JBS USA LUX SA, 2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 05/01/26		520	484,063
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/23(a)		5,950	5,607,734

			15,908,412

Health Care Equipment & Supplies — 2.5%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.45%, 06/15/21		5,240	4,480,471
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.20%, 09/24/24		797	533,614
Ortho-Clinical Diagnostics SA :
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.77%, 06/30/25		5,830	4,933,224
EUR Term Loan B, (3 mo. LIBOR + 3.50%), 3.50%, 06/30/25	EUR	1,000	887,834

			10,835,143

Health Care Providers & Services — 3.4%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	800	702,937
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.07%, 06/07/23		1,910	1,686,816
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.87%, 01/08/27(a)		968	909,920
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25		703	543,172
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 10/10/25		2,191	1,106,270
EyeCare Partners LLC :
2020 Delayed Draw Term Loan, (UNFND + 0.50%), 0.50%, 02/18/27		324	—

Security		Par (000)		Value

Health Care Providers & Services (continued)
2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.82%, 02/05/27	USD	1,389		$1,111,229
2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.14%, 02/04/28(a)		1,260		1,071,000
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.25%, 07/02/25(a)		2,339		2,187,242
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/06/26		2,299		1,885,375
HCA, Inc., Term Loan B13, (1 mo. LIBOR + 1.75%), 2.74%, 03/18/26		—	(h)	420
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.20%, 06/07/23		1,180		1,039,550
NThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22		1,743		1,450,890
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		1,536		959,835

				14,654,656

Health Care Services — 1.1%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/25/26(a)		2,101		1,911,779
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 08/13/26		2,979		2,641,167

				4,552,946

Health Care Technology — 1.9%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 5.28%, 02/11/26(a)		3,701		3,441,567
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR US), 3.50%, 03/01/24(a)		3,614		3,397,412
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 10/10/25		1,057		980,839
Quintiles IMS, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 03/07/24		499		457,420

				8,277,238

Hotels, Restaurants & Leisure — 6.7%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 11/19/26		3,102		2,853,880

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.75%), 5.02%, 02/02/26(a)	USD	434	$303,895
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 3.58%, 10/19/24		1,396	1,246,302
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.93%, 09/15/23		1,156	994,704
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 12/23/24		4,858	3,906,154
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 08/06/21		1,315	1,163,968
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.99%, 11/30/23		1,692	1,522,926
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 12/01/23		147	103,531
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 10/04/23		1,945	1,507,713
IRB Holding Corp, 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		3,131	2,404,925
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.36%, 04/03/25		1,405	1,323,819
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 10/15/25		597	447,009
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		805	546,025
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24		1,486	1,379,423
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 02/22/24		1,132	942,007
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.74%, 08/14/24		1,567	1,259,165
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25		1,722	1,637,310
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 02/07/27		1,731	1,466,716
Tackle Sarl, 2017 EUR Term Loan, (6 mo. LIBOR + 3.75%), 3.75%, 08/08/22	EUR	1,000	878,382

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.77%, 08/02/26	USD	2,411	$1,978,106
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 05/30/25		555	484,685

			28,350,645

Household Durables — 0.4%
Reynolds Consumer Products LLC, Term Loan, (3 mo. LIBOR + 1.75%), 3.50%, 02/04/27		1,752	1,641,624

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 01/15/25		237	221,104
Calpine Corp. :
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.99%, 08/12/26(a)		723	679,178
Term Loan B9, (1 mo. LIBOR + 2.25%), 3.24%, 04/06/26		3,665	3,472,800

			4,373,082

Industrial Conglomerates — 2.0%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.74%, 11/28/21		1,586	1,264,668
Vertiv Group Corp., Term Loan B, 03/02/27(a)(f)		8,384	7,210,240

			8,474,908

Insurance — 4.7%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 05/09/25		3,755	3,402,407
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.86%, 05/09/25		1,042	945,814
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24		2,823	2,600,625
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 02/12/27		2,857	2,478,295
Davis Vision, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 12/02/24		942	789,979
Hub International Ltd. :
2018 Term Loan B, (2 mo. LIBOR + 2.75%), 4.55%, 04/25/25		3,149	2,925,432

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.69%, 04/25/25	USD	885	$829,289
Sedgwick Claims Management Services, Inc.:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 09/03/26		1,814	1,626,053
Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/31/25		4,926	4,330,806

			19,928,700

Interactive Media & Services — 1.2%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 08/27/26		798	630,412
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23(a)		3,265	2,807,984
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/03/23		535	462,957
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		1,224	1,070,966

			4,972,319

IT Services — 5.2%
Altran Technologies SA, 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 3.27%, 03/20/25		668	609,641
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/31/26(a)(f)		3,693	3,471,671
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 06/01/22		2,595	2,361,063
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 11/27/24		877	742,124
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.71%, 08/01/25		975	368,872
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/01/23(a)		2,178	2,025,649
Presidio, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 5.28%, 01/22/27(a)		842	783,060
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 01/29/27(a)		4,276	3,634,494

Security		Par (000)	Value

IT Services (continued)
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 11/16/26	USD	4,168	$3,978,322
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.24%, 05/15/26		4,607	3,971,384

			21,946,280

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.95%, 06/19/24(a)		1,008	765,933

Life Sciences Tools & Services — 2.4%
Albany Molecular Research, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/30/24		279	240,227
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/30/25		395	276,500
EResearchTechnology, Inc., 2020 1st Lien Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 02/04/27		2,155	1,874,850
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		8,846	7,660,116

			10,051,693

Machinery — 2.0%
Clark Equipment Co., 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 05/18/24		593	528,572
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.95%, 01/31/24(a)		134	117,533
Ingersoll-Rand Global Holding Co. Ltd., 2020 USD Spinco Term Loan, 02/28/27(f)		2,287	2,138,345
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.74%, 01/31/24(a)		322	292,792
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/28/25		6,757	5,506,931

			8,584,173

Media — 11.9%
Altice Financing SA :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.67%, 01/31/26		706	640,655
2017 Term Loan B, (2 mo. LIBOR + 2.75%), 4.41%, 07/15/25		241	217,668

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Altice France SA :
2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.70%, 08/14/26	USD	3,564	$3,376,872
USD Term Loan B12, (1 mo. LIBOR + 3.68%), 4.39%, 01/31/26		533	495,446
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.74%, 04/30/25		4,385	4,196,438
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 08/21/26(a)		7,211	6,057,043
Connect Finco Sarl, Term Loan B, (UNFND + 0.37%), 0.38%, 12/12/26		11,459	8,967,004
CSC Holdings LLC, :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 2.86%, 07/17/25		1,341	1,276,448
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27		1,674	1,595,696
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.18%, 08/24/26(a)		957	737,161
Gray Television, Inc., :
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.77%, 02/07/24		607	566,405
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.02%, 01/02/26		821	759,840
Intelsat Jackson Holdings SA, 2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23		395	359,944
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		4,212	2,752,137
Liberty Latin America Ltd., Term Loan B, (3 mo. LIBOR + 5.00%), 5.70%, 10/15/26		1,291	1,182,879
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 03/24/25		1,368	1,224,162
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 2.37%, 02/15/24(a)		718	688,977
MH Sub I LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.75%), 4.82%, 09/13/24		2,352	1,978,160
Midcontinent Communications, 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 08/15/26		736	681,198
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.33%, 09/19/26		1,497	1,387,398

Security	Par (000)		Value

Media (continued)
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26	USD	1,312	$1,063,044
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 03/03/25		3,827	2,392,051
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 02/01/24		2,052	1,881,096
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 3.24%, 01/03/24(a)		190	180,259
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 5.70%, 12/17/26(a)		810	715,244
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(a)		3,761	3,159,093
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 4.37%, 05/18/25		2,742	2,148,819

			50,681,137

Metals & Mining — 0.9%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR US), 6.11%, 07/31/25		1,786	1,339,567
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.07%, 03/08/24		3,381	2,453,161

			3,792,728

Multiline Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24(a)		960	883,545
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.50%, 10/25/23		959	377,336

			1,260,881

Oil & Gas Equipment & Services — 0.4%
McDermott Technology Americas, Inc. :
2018 1st Lien Term Loan, (PRIME + 4.00%), 7.25%, 05/12/25		1,717	486,604
2020 DIP New Money Term Loan, 10/23/20(f)		678	612,097
2020 SP DIP Roll Up Term Loan, 10/22/20(f)		785	708,541

			1,807,242

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp., Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 11.99%, 12/31/21	1,737	$81,859
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.49%, 09/27/24	548	355,907
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 12/13/25	1,516	1,212,832
EG Group Ltd., 2018 Term Loan B, (6 mo. LIBOR + 4.00%), 5.07%, 02/07/25	789	571,952

		2,222,550

Personal Products — 0.5%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, 09/25/26(f)	2,437	2,179,088

Pharmaceuticals — 3.8%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.50%, 05/04/25	1,985	1,687,580
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/17/26(a)	2,066	1,993,339
Elanco Animal Health Inc., Term Loan B, 02/04/27(f)	416	393,495
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.68%, 11/15/27	2,208	2,081,113
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22	3,405	3,240,976
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 06/02/25(f)	6,956	6,581,717

		15,978,220

Professional Services — 1.8%
Cast and Crew Payroll LLC :
2019 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 02/07/26	2,395	1,868,368

Security	Par (000)		Value

Professional Services (continued)
2020 Incremental Term Loan, 02/07/26(a)(f)	USD	310	$238,700
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 4.00%), 4.96%, 02/06/26		4,228	3,789,005
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 7.28%, 08/04/25(a)		1,266	911,694
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.50%), 4.57%, 01/31/27		1,254	1,053,360

			7,861,127

Real Estate Management & Development — 1.6%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 04/18/24		4,637	4,025,193
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/18/26		773	681,855
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 12/08/25(a)		2,086	1,772,760
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.83%, 02/08/25		146	122,826

			6,602,634

Road & Rail — 1.1%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25		3,267	3,034,027
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 09/25/25		734	543,774
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (PRIME + 2.50%), 5.75%, 06/13/23(a)		1,346	969,145

			4,546,946

Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 05/29/25(a)		857	822,518
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/19/26		638	596,688

			1,419,206

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 20.2%
Applied Systems, Inc. :
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/19/24	3,824	$3,512,030
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.45%, 09/19/25	726	654,422
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 10/02/25	1,829	1,509,453
Castle US Holding Corp., USD Term Loan B, (1 mo. LIBOR + 3.75%), 5.20%, 01/31/27	2,998	2,377,804
Cerence, Inc., Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.52%, 10/01/24	863	765,912
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24	1,303	1,181,586
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.87%, 05/27/24	1,166	902,146
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.53%, 09/29/23	1,412	992,229
Ellie Mae, Inc., Term Loan, (3 mo. LIBOR + 3.75%), 5.20%, 04/17/26	3,897	3,395,548
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 10/01/25	5,982	5,717,797
Infor (US), Inc., Term Loan B6, (1 mo. 02/01/22(f)	7,480	7,170,047
Informatica LLC :
2020 USD 2nd Lien Term Loan, 7.13%, 02/25/25(a)	1,294	1,138,720
2020 USD Term Loan B, 02/25/27(f)	7,637	6,580,750
Kronos, Inc. :
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00 % Floor), 4.76%, 11/01/23	6,244	5,667,401

Security	Par (000)		Value

Software (continued)
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.01%, 11/01/24	USD	2,135	$1,955,660
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.69%, 09/30/24		3,048	2,844,670
Mitchell International, Inc. :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 11/29/24		2,702	2,233,825
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 12/01/25		850	637,500
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 05/30/25		693	572,021
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 10/12/23(a)		3,287	3,122,201
Severin Acquisition LLC, 2018 Term Loan B, 08/01/25(f)		3,549	3,034,507
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/24		3,733	3,459,474
Solera LLC, Term Loan B, (3 mo. LIBOR + 2.75%), 4.36%, 03/03/23		3,532	3,294,053
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/30/22		5,115	4,846,231
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		957	891,950
SS&C Technologies, Inc. :
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		1,340	1,249,641
2018 Term Loan B5, 04/16/25(f)		1,886	1,759,819
Tibco Software Inc.(a):
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 03/04/28		2,945	2,738,850
2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 06/30/26		5,236	4,921,557
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 05/03/26		2,851	2,646,367
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 07/02/25		4,494	3,935,903

			85,710,074

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail — 2.7%
Belron Finance US LLC(a):
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 4.27%, 10/30/26		891	$837,321
Term Loan B, (3 mo. LIBOR + 2.25%), 3.99%, 11/07/24		2,921	2,745,849
Term Loan B, (3 mo. LIBOR + 2.25%), 3.96%, 11/13/25		447	420,497
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR — GBP + 4.50%), 5.26%, 06/23/25	GBP	1,000	993,680
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 06/28/26(a)	USD	824	782,417
MED ParentCo LP :
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 5.18%, 08/31/26		330	191,024
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 08/31/26		1,317	1,088,739
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.02%, 08/18/21		1,234	957,838
PetSmart, Inc., Term Loan B2, (6 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22		2,322	2,220,601
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.26%, 12/20/24(a)		1,237	1,088,153

			11,326,119

Technology Hardware, Storage & Peripherals — 0.8%
Electronics for Imaging, Inc., Term Loan, 07/23/26(f)		1,401	1,139,347

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.35%, 04/29/23(a)	USD	2,182	$2,095,136

			3,234,483

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 05/23/25		3,152	2,488,291

Trading Companies & Distributors — 0.8%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 10/17/23		3,810	3,533,596

Utilities — 0.5%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.62%, 11/28/24		2,192	1,961,545

Wireless Telecommunication Services — 1.2%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 03/22/24		1,044	850,543
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(a)(e)		483	289,988
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 04/11/25		4,293	4,048,540

			5,189,071

Total Floating Rate Loan Interests — 138.6% (Cost — $675,892,742)			588,786,178

	Shares

Investment Companies — 0.0%

Equity Fund — 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF		4,125	135,713

Total Investment Companies — 0.0% (Cost — $373,467)			135,713

	Beneficial Interest (000)

Other Interests(a)(b)(i) — 0.0%

IT Services — 0.0%
Millennium Corp.	USD	1,607	—

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Beneficial Interest (000)	Value

IT Services (continued)
Millennium Lender Claims	USD 1,508	$—

Total Other Interests — 0.0% (Cost — $—)		—

Value

Total Long-Term Investments — 140.1% (Cost — $687,807,732)	$595,491,946

Total Investments — 140.1% (Cost — $687,807,732)	595,491,946

Liabilities in Excess of Other Assets — (40.1)%	(170,536,277)

Net Assets — 100.0%	$424,955,669

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Amount is less than 500.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	—	—	—	$—	$5,972	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF(b)	—	—	—	—	—	11,590	(161,570)	—

					$—	$17,562	$(161,570)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	United States Dollar

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Portfolio Abbreviations

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

MTN	Medium-Term Note

LIBOR	London Interbank Offered Rate

PIK	Payment-In-Kind

PRIME	U.S. Prime Rate

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipts

UNFND	Unfund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	278,301	USD	302,439	Goldman Sachs International	04/03/20	$4,507
EUR	288,602	USD	307,311	Royal Bank of Canada	04/03/20	10,997
GBP	180,106	USD	212,152	Bank Of Montreal	04/03/20	11,561
GBP	64,425	USD	76,055	Barclays Bank PLC	04/03/20	3,968
GBP	1,578,000	USD	1,959,256	Natwest Markets PLC	04/03/20	803
USD	2,352,719	GBP	1,825,000	Standard Chartered Bank	04/03/20	85,857
USD	4,136,390	EUR	3,744,000	UBS AG	05/05/20	1,883

						119,576

EUR	166,566	USD	186,481	Toronto-Dominion Bank	04/03/20	(2,770)
EUR	3,744,000	USD	4,130,755	UBS AG	04/03/20	(1,382)
USD	4,954,048	EUR	4,504,000	HSBC Bank USA N.A.	04/03/20	(13,552)
USD	1,960,818	GBP	1,578,000	Natwest Markets PLC	05/05/20	(619)

						(18,323)

	Net unrealized appreciation					$101,253

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 —Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$83,964	$262,181	$51,890	$398,035
Asset-Backed Securities(a)	—	425,602	998,775	1,424,377
Corporate Bonds (a)	—	4,747,643	—	4,747,643
Floating Rate Loan Interests (a)	—	442,924,597	145,861,581	588,786,178
Investment Companies(a)	135,713	—	—	135,713
Other Interests	—	—	—	—
Liabilities:
Unfunded floating rate loan interests(b)	—	(88,184)	—	(88,184)

	$219,677	$448,271,839	$146,912,246	$595,403,762

Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	—	119,576	—	119,576
Liabilities:
Foreign currency exchange contracts	—	(18,323)	—	(18,323)

	$—	$101,253	$—	$101,253

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2019	$—	$556,399	$29,886,699	$30,443,098
Transfers into Level 3 (a)	—	—	99,861,379	99,861,379
Transfers out of Level 3 (b)	—	(318,271)	(9,030,007)	(9,348,278)
Accrued discounts/premiums	—	—	33,370	33,370
Net realized gain (loss)	—	—	(1,053,130)	(1,053,130)
Net change in unrealized appreciation (depreciation)(c)	(1,225)	(186,238)	(16,066,681)	(16,254,144)
Purchases	1,000,000	—	60,336,644	61,336,644
Sales	—	—	(18,106,693)	(18,106,693)

Closing Balance, as of March 31, 2020	$998,775	$51,890	$145,861,581	$146,912,246

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 (C)	$(1,225)	$(186,238)	$(16,013,947)	$(16,201,410)

(a) As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b) As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

16